Curian/Eaton Vance Global Macro Absolute Return Advantage Fund Summary (Curian/Eaton Vance Global Macro Absolute Return Advantage Fund)	0 Months Ended
Apr. 25, 2013
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund
Prospectus [Line Items]
Strategy [Heading]
In the summary prospectus for the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, in the section entitled “Principal Investment Strategies,” please delete the first paragraph in its entirety and replace it with the following:

Strategy Narrative [Text Block]
Principal Investment Strategies.   The Fund seeks its investment objective by investing in securities, derivatives and other instruments to establish long and short investment exposures around the world. Total return is defined as income plus capital appreciation. The Fund normally invests in multiple countries and may have significant exposure to foreign currencies. The Fund’s long and short investments primarily are sovereign exposures, including sovereign debt, currencies, and interest rates. The Fund may also invest in corporate debt and equity issuers, both foreign and domestic, including banks. The Fund’s investments may be highly concentrated in a geographic region or country and typically a portion will be invested in emerging market and less developed countries.

Risk [Heading]	In the summary prospectus for the Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, in the section entitled “Principal Risks of Investing in the Fund,” please add the following risk:
Risk Narrative [Text Block]
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Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.